Filed Pursuant to Rule 497(e)
Series Portfolios Trust Registration No. 333-206240

Unusual Whales Subversive Democratic Trading ETF (NANC)
Listed on Cboe BZX Exchange, Inc.
Unusual Whales Subversive Republican Trading ETF (KRUZ)
Listed on Cboe BZX Exchange, Inc.

Supplement dated November 14th, 2023 to the
Summary Prospectuses, Prospectus and Statement of Additional Information
each dated February 1st, 2023

Toroso Investments, LLC, each Fund’s sub-adviser, has changed its name to Tidal Investments LLC. Accordingly, effective immediately, all references to “Toroso Investments, LLC” in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Tidal Investments LLC”.

This supplement should be retained with your Summary Prospectus, Prospectus and Statement of Additional Information for future reference.